Derivative Financial Instruments (Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated as Hedging Instrument [Member], JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	¥ 8		¥ 1
Gains reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	5		1
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	8		1
Gains reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	¥ 5	[1]	¥ 1	[1]

[1]	Included in Interest income.